Note 20 - Non-current assets and disposal groups classified as held for sale (Table)	6 Months Ended
Jun. 30, 2020
Non-current assets and disposal groups classified as held for sale Abstract
Non-current assets and disposal groups classified as held for sale. Breakdown by items
Non-current assets and disposal groups classified as held for sale. Breakdown by items (Millions of Euros)
	June 2020	December 2019
Foreclosures and recoveries	1,487	1,647
Assets from tangible assets	300	310
Business sale - Assets (*)	1,728	1,716
Other assets classified as held for sale (**)	279	-
Accrued amortization (***)	(54)	(51)
Impairment losses	(534)	(543)
Total	3,205	3,079